6. Note Payable (June 2019 Note) (Details Narrative) - USD ($)	3 Months Ended	11 Months Ended
	Oct. 15, 2018	Jun. 01, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Kok Chee Lee [Member]
Note payable			$ 42,651	$ 42,651	$ 42,651
Former Secretary of the Board [Member]
Debt face amount		$ 32,000
Debt stated interest rate		5.00%
Debt maturity date		Dec. 01, 2018
Accrued interest			2,937	1,732	$ 132
Note in default			32,000	32,000
Former Attorney [Member]
Note payable			16,000	20,000
Debt face amount	$ 20,000
Debt stated interest rate	8.00%
Debt maturity date	Oct. 15, 2019
Accrued interest			$ 2,254	$ 1,131